Intangible assets, net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 3,766
Finite-Lived Intangible Asset, Expected Amortization, Year Two	3,231
Finite-Lived Intangible Asset, Expected Amortization, Year Three	1,967
Finite-Lived Intangible Asset, Expected Amortization, Year Four	1,065
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	1,277
Intangible assets, net	11,306	$ 10,594
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	12,782	9,433
CELLE_ Facility clearance
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	43	0
Backlog
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ 15	$ 0